Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Patents	$ 296	$ 296
Less: accumulated amortization	(296)	(199)
Total		$ 97